EARNINGS PER SHARE - Basic and Diluted (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to common stockholders - basic		$ 9,516,626	$ 31,682,275
Net income attributable to common stockholders - diluted		$ 9,516,626	$ 31,682,275
Weighted-average common shares outstanding for basic earnings per share (in shares)	[1]	56,951,414	50,369,350
Restricted stock units (in shares)		816,484	0
Shares used for diluted earnings per share (in shares)	[1]	57,767,898	50,369,350
Earnings per share:
Basic earnings per share (in dollars per share)		$ 0.17	$ 0.63
Diluted earnings per share (in dollars per share)		$ 0.16	$ 0.63

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.